CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 770,567	$ 878,838
Restricted cash and short-term deposits	58,495	21,693
Trade accounts receivable	37,605	41,545
Amounts due from related parties	0	475
Current assets held for sale	14,979	721
Other current assets	72,662	315,234
Total current assets	954,308	1,258,506
Non-current assets
Restricted cash	73,724	112,350
Equity method investments	46,244	104,108
Asset under development	1,300,748	1,152,032
Vessels and equipment, net	1,092,980	1,137,053
Non-current amounts due from related parties	7,093	3,472
Other non-current assets	455,686	512,039
Total assets	3,930,783	4,279,560
Current liabilities
Current portion of long-term debt and short-term debt	(321,928)	(344,778)
Trade accounts payable	(16,300)	(8,983)
Accrued expenses	(43,534)	(32,833)
Current liabilities held for sale	0	(373)
Other current liabilities	(59,526)	(27,445)
Total current liabilities	(441,288)	(414,412)
Non-current liabilities
Long-term debt	(867,350)	(844,546)
Other non-current liabilities	(70,897)	(120,428)
Total liabilities	(1,379,535)	(1,379,386)
EQUITY
Stockholders’ equity	(2,091,629)	(2,500,224)
Non-controlling interests	(459,619)	(399,950)
Total liabilities and equity	$ (3,930,783)	$ (4,279,560)